Oil and Gas Property Disclosure: Cost Incurred in Oil and Gas Property (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Cost Incurred in Oil and Gas Property
	2020 $	2019 $

Opening balance	23,291	40,500
Depletion	(18,639)	(18,841)
Foreign exchange	(529)	1,632
	4,123	23,291